N-2	Mar. 02, 2023
Cover [Abstract]
Entity Central Index Key	0001512762
Amendment Flag	false
Securities Act File Number	001-36721
Document Type	8-K
Entity Registrant Name	COHERUS BIOSCIENCES, INC.
Entity Address, Address Line One	333 Twin Dolphin Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	649-3530
Entity Emerging Growth Company	false